Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Beginning balance	$ 4,872
Ending balance	4,865
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,482	$ 3,293
Effect of movements in foreign exchange	(90)	52
Dividends received	(94)	0
Share of results of associates	57	67
Ending balance	3,355	3,412
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	164	171
Effect of movements in foreign exchange	(17)	(48)
Dividends received	(10)	(12)
Share of results of associates	22	4
Exceptional share of results of associates	104	0
Ending balance	$ 263	$ 115